Loans and liquidity investments - Volume Development, Lending (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Volume Development, Lending
Offers of long-term loans accepted	kr 125,470	kr 74,515
Undisbursed loans at year end	57,213	52,150
Loans outstanding at year-end	231,678	217,594
Concessionary loans outstanding	382	547
CIRR-System
Volume Development, Lending
Offers of long-term loans accepted	18,350	15,500
Undisbursed loans at year end	51,463	47,868
Loans outstanding at year-end	kr 69,163	kr 76,120